Loans Receivable (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Aging analysis of investment of past due loans receivable
30-59 Days Past Due	$ 2,193	$ 1,510
60-89 Days Past Due	1,262	4,573
90 Days Or Greater	7,025	5,617
Total Past Due	10,480	11,700
Current	681,700	658,634
Total loans receivable	692,180	670,334
Recorded Investment greater than 90 Days and Accruing
Residential Real Estate, Single Family [Member]
Aging analysis of investment of past due loans receivable
30-59 Days Past Due	887	464
60-89 Days Past Due	420	2,933
90 Days Or Greater	3,343	2,460
Total Past Due	4,650	5,857
Current	321,355	306,866
Total loans receivable	326,005	312,723
Recorded Investment greater than 90 Days and Accruing
Residential Real Estate, Construction [Member]
Aging analysis of investment of past due loans receivable
Current	46,418	45,363
Total loans receivable	46,418	45,363
Recorded Investment greater than 90 Days and Accruing
Residential Real Estate Multi-family [Member]
Aging analysis of investment of past due loans receivable
Current	33,472	32,370
Total loans receivable	33,472	32,370
Recorded Investment greater than 90 Days and Accruing
Commercial Real Estate [Member]
Aging analysis of investment of past due loans receivable
30-59 Days Past Due	246	48
60-89 Days Past Due	598	1,507
90 Days Or Greater	3,211	2,629
Total Past Due	4,055	4,184
Current	77,022	79,263
Total loans receivable	96,955	100,754
Recorded Investment greater than 90 Days and Accruing
Commercial Real Estate, Construction [Member]
Aging analysis of investment of past due loans receivable
Current	15,878	17,307
Total loans receivable	15,878	17,307
Recorded Investment greater than 90 Days and Accruing
Consumer Home Equity [Member]
Aging analysis of investment of past due loans receivable
30-59 Days Past Due	219	143
60-89 Days Past Due		9
90 Days Or Greater	223	249
Total Past Due	442	401
Current	79,976	72,092
Total loans receivable	80,418	72,493
Recorded Investment greater than 90 Days and Accruing
Dealer Auto and RV [Member]
Aging analysis of investment of past due loans receivable
30-59 Days Past Due	771	698
60-89 Days Past Due	230	101
90 Days Or Greater	104	132
Total Past Due	1,105	931
Current	45,466	46,108
Total loans receivable	46,571	47,039
Recorded Investment greater than 90 Days and Accruing
Other Consumer [Member]
Aging analysis of investment of past due loans receivable
30-59 Days Past Due	70	98
60-89 Days Past Due	12	23
90 Days Or Greater	109	93
Total Past Due	191	214
Current	7,705	9,041
Total loans receivable	7,896	9,255
Recorded Investment greater than 90 Days and Accruing
Commercial [Member]
Aging analysis of investment of past due loans receivable
30-59 Days Past Due		59
60-89 Days Past Due	2
90 Days Or Greater	35	54
Total Past Due	37	113
Current	54,408	50,224
Total loans receivable	54,445	50,337
Recorded Investment greater than 90 Days and Accruing